Carrying Amounts and Fair Value of Financial Instruments (Significant unobservable inputs used in the fair value measurements) (Details) - Fair Value, Measurements, Nonrecurring [Member]	12 Months Ended
Dec. 31, 2017 USD ($)
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Assets, Fair Value Disclosure, Nonrecurring	$ 12,609,927
Impaired Loans
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Assets, Fair Value Disclosure, Nonrecurring	$ 8,442,306	[1]
Fair Value Measurements, Valuation Techniques	Appraised Value
Significant Unobservable Inputs	Discount Rates/ Discounts to Appraised Values
Foreclosed Assets
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Assets, Fair Value Disclosure, Nonrecurring	$ 1,115,671
Fair Value Measurements, Valuation Techniques	Appraised Value/Comparable Sales
Significant Unobservable Inputs	Discount Rates/ Discounts to Appraised Values
Minimum | Impaired Loans
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Significant Unobservable Inputs, Percentage Range	0.00%
Minimum | Foreclosed Assets
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Significant Unobservable Inputs, Percentage Range	13.00%
Maximum | Impaired Loans
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Significant Unobservable Inputs, Percentage Range	100.00%
Maximum | Foreclosed Assets
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Significant Unobservable Inputs, Percentage Range	100.00%
Fair Value, Inputs, Level 3
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Assets, Fair Value Disclosure, Nonrecurring	$ 9,557,977
Fair Value, Inputs, Level 3 | Impaired Loans
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Assets, Fair Value Disclosure, Nonrecurring	$ 8,442,306	[1]

[1]	{F|ahBzfndlYmZpbGluZ3MtaHJkcmoLEgZYTUxEb2MiXlhCUkxEb2NHZW5JbmZvOmViYmM3ODEyMThlMDQyNzNiODRmYjU1ZjQ1OTM5MjE1fFRleHRTZWxlY3Rpb246RERFRUI4MDg2NzAzNjM4MzZBNzcxQjJDREY5M0Y4MzcM}